LOANS PAYABLE (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015	Jul. 15, 2016
Loans payable	$ 37,254		$ 32,916	$ 11,113	$ 1,550
Loans payable			8,786
Proceeds from loan payable	295,000			4,774	1,550
Loans payable	36,754		33,782
Accretion of loan discounts	(2,947)	$ (1,261)	(2,067)
Unrelated Third Party [Member]
Loans payable			4,130	1,550	1,550
Unrelated Third Party 1 [Member]
Loans payable			10,000	9,563
Unrelated Third Party 2 [Member]
Loans payable			10,000
Unrelated Third Party 3 [Member]
Loans payable			8,786	9,563
Loan Agreement [Member]
Principal balance						$ 50,000
Proceeds from loan payable	54,716
Unamortized discount	6,836
Repayment of principal	5,000		10,600
Accretion of loan discounts	2,947		2,067
Loan Agreement [Member] | Unrelated Third Party 4 [Member]
Principal balance						$ 50,000
Proceeds from loan payable			48,675
Unamortized discount			6,360
Loans payable			42,316
Repayment of principal			10,600
Accretion of loan discounts			2,067
CAD
Loans payable			12,000
CAD | Unrelated Third Party 1 [Member]
Loans payable				12,000
CAD | Unrelated Third Party 3 [Member]
Loans payable			12,000	$ 12,000
Loans Payable [Member]
Loans payable	$ 500		$ 24,129